Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	May 11, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 201,036		$ 160,221
Restricted cash – current (note 16a)	11,224		53,689
Accounts receivable, including non-trade of $4,777 (2019 – $10,688)	6,753		13,460
Prepaid expenses	9,706		6,796
Current portion of derivative assets (note 11)	0		355
Current portion of net investments in direct financing and sales-type leases, net (notes 3b and 6)	13,762		273,986
Advances to affiliates (note 10b)	1,953		5,143
Other current assets	237		238
Total current assets	244,671		513,888
Restricted cash – long-term (note 16a)	42,577		39,381
Property, Plant and Equipment, Net	1,244,123		1,335,397
Vessels and equipment
Vessels related to finance leases, at cost, less accumulated depreciation of $145,472 (2019 – $109,853) (note 5a)	1,664,059		1,691,945
Operating lease right-of-use asset (note 5b)	24,179		34,157
Total vessels and equipment	2,932,361		3,061,499
Investments in and advances, net to equity-accounted joint ventures (notes 3b and 7)	1,092,724		1,155,316
Net investments in direct financing and sales-type leases, net (notes 3b and 6)	508,561		544,823
Other assets	20,025		14,738
Derivative assets (note 11)	0		1,834
Intangible assets – net	36,724		43,366
Goodwill	34,841		34,841
Total assets	4,912,484		5,409,686
Current
Accounts payable	2,319		5,094
Accrued liabilities (notes 11 and 14)	84,975		76,752
Unearned revenue (note 6)	32,685		28,759
Current portion of long-term debt (note 8)	291,720		393,065
Current obligations related to finance leases (note 5a)	71,441		69,982
Current portion of operating lease liabilities (note 5b)	13,841		13,407
Current portion of derivative liabilities (note 11)	35,616		38,458
Advances from affiliates (note 10b)	13,970		7,003
Total current liabilities	546,567		632,520
Long-term debt (note 8)	1,201,909		1,438,331
Long-term obligations related to finance leases (note 5a)	1,287,044		1,340,922
Long-term operating lease liabilities (note 5b)	10,338		20,750
Derivative liabilities (note 11)	81,991		51,006
Other long-term liabilities (note 12b)	53,088		49,182
Total liabilities	3,180,937		3,532,711
Commitments and contingencies (notes 5, 7, 8, 11 and 12)
Equity
Limited partners - common units (Unlimited units authorized; 87.0 million units and 77.5 million units issued and outstanding at September 30, 2020 and December 31, 2019, respectively)	1,459,599	$ 2,300	1,543,598
Limited partners - preferred units (11.9 million units authorized; 11.8 million units issued and outstanding at September 30, 2020 and December 31, 2019)	285,159		285,159
General partner	46,081	$ (2,300)	50,241
Accumulated other comprehensive loss	(111,967)		(57,312)
Partners' equity	1,678,872		1,821,686
Non-controlling interest	52,675		55,289
Total equity	1,731,547		1,876,975
Total liabilities and total equity	4,912,484		5,409,686
Accounts receivable, non-trade	$ 4,777		$ 10,688